Basis of preparation and going concern uncertainty - Exchange rates for the currencies (Details)	9 Months Ended
	May 31, 2026	May 31, 2025	Aug. 31, 2025
Exchange rates for the currencies
Exchange rate	0.7247		0.7138
Average exchange rate	0.724	0.7161